REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 195,053	$ 93,991
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	185,705	81,810
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 9,348	$ 12,181